Segment, Geographic and Other Information - Summary of Operating Segments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total segment revenue	₩ 70,546,024	₩ 60,012,375	₩ 57,926,634
Intersegment revenue	0	0	0
Revenue from external customers	70,546,024	60,012,375	57,926,634
Depreciation and amortisation	12,461,412	11,942,492	11,548,019
Interest income	340,753	221,874	242,586
Interest expense	2,818,546	1,914,457	1,995,425
Employee benefit expense	485,700	511,942	492,288
Loss on abandonment of property, plant and equipment	160,909	207,934	255,346
Increase in provisions, net	2,146,979	2,466,452	1,832,765
Operating profit (loss)	(32,240,531)	(5,722,991)	4,097,834
Finance income	1,833,312	1,402,614	1,510,249
Finance expense	(4,746,791)	(3,245,777)	(2,896,443)
Profit (loss) related to associates and joint ventures	1,310,391	494,584	281,107
Profit (loss) before income tax	(33,843,619)	(7,071,570)	2,992,747
Segment assets	234,804,994	211,123,727
Investments in associates and joint ventures	8,992,048	7,471,384
Acquisition of non-current assets	12,612,993	12,799,826
Segment liabilities	192,804,738	145,797,021
Operating segments
Disclosure of operating segments [line items]
Profit (loss) related to associates and joint ventures	1,310,391	494,584	281,107
Segment assets	286,568,529	252,060,510
Investments in associates and joint ventures	8,992,048	7,471,384
Acquisition of non-current assets	12,651,626	12,811,827
Segment liabilities	199,305,065	148,745,359
Operating segments | Transmission and distribution
Disclosure of operating segments [line items]
Total segment revenue	68,239,707	58,999,388	57,345,933
Intersegment revenue	1,922,354	1,672,776	1,224,602
Revenue from external customers	66,317,353	57,326,612	56,121,331
Depreciation and amortisation	4,130,004	3,990,464	3,836,355
Interest income	67,076	36,831	48,220
Interest expense	1,420,802	678,986	737,973
Employee benefit expense	180,114	193,412	190,302
Loss on abandonment of property, plant and equipment	157,784	202,262	236,727
Increase in provisions, net	611,534	1,194,643	731,194
Operating profit (loss)	(33,623,874)	(7,244,319)	3,045,912
Profit (loss) related to associates and joint ventures	980,146	391,116	169,176
Segment assets	131,023,727	115,578,517
Investments in associates and joint ventures	5,678,141	4,700,863
Acquisition of non-current assets	6,055,179	6,754,298
Segment liabilities	108,963,058	68,531,927
Operating segments | Electric power generation (Nuclear)
Disclosure of operating segments [line items]
Total segment revenue	10,386,091	9,324,391	9,938,941
Intersegment revenue	10,254,271	9,207,516	9,817,147
Revenue from external customers	131,820	116,875	121,794
Depreciation and amortisation	4,034,774	3,611,594	3,564,120
Interest income	45,789	22,209	25,581
Interest expense	557,218	477,512	503,485
Employee benefit expense	82,466	86,730	86,672
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	624,221	680,358	691,052
Operating profit (loss)	761,109	762,164	1,168,833
Profit (loss) related to associates and joint ventures	(753)	(18,146)	(4,905)
Segment assets	69,129,625	64,628,651
Investments in associates and joint ventures	143,304	141,885
Acquisition of non-current assets	2,008,409	1,959,479
Segment liabilities	42,843,974	38,361,337
Operating segments | Electric power generation (Non-nuclear)
Disclosure of operating segments [line items]
Total segment revenue	41,944,339	25,928,596	20,329,611
Intersegment revenue	39,252,851	24,518,167	19,552,376
Revenue from external customers	2,691,488	1,410,429	777,235
Depreciation and amortisation	4,091,081	4,182,470	4,034,024
Interest income	53,242	22,226	20,843
Interest expense	694,559	624,391	622,346
Employee benefit expense	140,067	121,020	112,775
Loss on abandonment of property, plant and equipment	0	5,672	17,679
Increase in provisions, net	619,947	285,152	346,195
Operating profit (loss)	289,001	370,440	(172,884)
Profit (loss) related to associates and joint ventures	329,112	109,765	115,096
Segment assets	69,468,039	57,310,164
Investments in associates and joint ventures	3,113,918	2,575,019
Acquisition of non-current assets	3,547,815	3,341,960
Segment liabilities	40,428,907	35,803,289
Operating segments | Plant maintenance & engineering service
Disclosure of operating segments [line items]
Total segment revenue	2,975,062	2,805,785	2,703,472
Intersegment revenue	2,516,699	2,370,900	2,283,333
Revenue from external customers	458,363	434,885	420,139
Depreciation and amortisation	123,168	121,493	119,056
Interest income	14,003	9,515	11,789
Interest expense	1,405	933	1,250
Employee benefit expense	82,070	94,269	101,255
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	213,671	213,500	230,264
Operating profit (loss)	239,529	245,360	197,553
Profit (loss) related to associates and joint ventures	1,886	11,849	1,740
Segment assets	4,051,157	3,672,366
Investments in associates and joint ventures	56,685	53,617
Acquisition of non-current assets	200,338	110,330
Segment liabilities	1,272,408	1,086,926
Operating segments | Others
Disclosure of operating segments [line items]
Total segment revenue	2,750,231	2,018,997	1,582,798
Intersegment revenue	1,803,231	1,295,423	1,096,663
Revenue from external customers	947,000	723,574	486,135
Depreciation and amortisation	211,719	159,222	122,092
Interest income	195,966	158,680	167,005
Interest expense	195,860	162,345	162,843
Employee benefit expense	53,017	52,698	50,889
Loss on abandonment of property, plant and equipment	3,125	0	940
Increase in provisions, net	9,463	2,981	3,711
Operating profit (loss)	333,547	208,139	149,607
Profit (loss) related to associates and joint ventures	0	0	0
Segment assets	12,895,981	10,870,812
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	839,885	645,760
Segment liabilities	5,796,718	4,961,880
Material reconciling items
Disclosure of operating segments [line items]
Total segment revenue	(55,749,406)	(39,064,782)	(33,974,121)
Intersegment revenue	(55,749,406)	(39,064,782)	(33,974,121)
Revenue from external customers	0	0	0
Depreciation and amortisation	(129,334)	(122,751)	(127,628)
Interest income	(35,323)	(27,587)	(30,852)
Interest expense	(51,298)	(29,710)	(32,472)
Employee benefit expense	(52,034)	(36,187)	(49,605)
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	68,143	89,818	(169,651)
Operating profit (loss)	(239,843)	(64,775)	(291,187)
Profit (loss) related to associates and joint ventures	0	0	₩ 0
Segment assets	(51,763,535)	(40,936,783)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(38,633)	(12,001)
Segment liabilities	(6,500,327)	(2,948,338)
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Segment assets	(43,801,723)	(41,701,400)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(38,633)	(12,001)
Segment liabilities	(9,304,648)	(8,101,011)
Equity method adjustment
Disclosure of operating segments [line items]
Segment assets	2,859,623	1,866,554
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	0	0
Deferred taxes
Disclosure of operating segments [line items]
Segment assets	(452)	1,881
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	2,801,832	5,248,627
Others
Disclosure of operating segments [line items]
Segment assets	(10,820,983)	(1,103,818)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	₩ 2,489	₩ (95,954)